Net Finance Costs	12 Months Ended
Dec. 31, 2019
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Net Finance Costs
30.	NET FINANCE COSTS

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Interest expense on short-term and long-term debts	3,913	3,278	2,623
Interest expense on lease liabilities	—	—	1,607
Less: Interest expense capitalized*	(327)	(185)	(140)

Net interest expense	3,586	3,093	4,090
Interest income	(429)	(306)	(492)
Foreign exchange losses	664	423	680
Foreign exchange gains	(530)	(502)	(639)

	3,291	2,708	3,639

* Interest expense was capitalized in construction in progress at the following rates per annum	3.9% - 4.9%	3.8%-4.4%	3.5%-4.4%